Summary of Significant Accounting Policies - Other Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment [Line Items]
Weighted-Average Remaining Lease Term	7 years 8 months 12 days	8 years 6 months
Translation adjustment functional to reporting currency, increase (decrease), gross of tax	$ 0.9	$ (0.7)	$ (0.4)
Minimum
Impairment [Line Items]
Property, plant and equipment, useful life	3 years
Weighted-Average Remaining Lease Term	5 years
Lessee, Finance Lease, Term of Contract	3 years
Maximum
Impairment [Line Items]
Property, plant and equipment, useful life	5 years
Weighted-Average Remaining Lease Term	8 years
Lessee, Finance Lease, Term of Contract	14 years